Legal Proceedings (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bonus [Member] | President Of The Trustees [Member]
Trustee Fee Adjustments [Line Items]
Adjustments to Trustee fees approved by Court	$ 20,000
Salary [Member] | Audit Committee Chair [Member]
Trustee Fee Adjustments [Line Items]
Adjustments to Trustee fees approved by Court	5,000
Salary [Member] | Trustees [Member]
Trustee Fee Adjustments [Line Items]
Adjustments to Trustee fees approved by Court	10,000
Salary [Member] | President Of The Trustees [Member]
Trustee Fee Adjustments [Line Items]
Adjustments to Trustee fees approved by Court	$ 20,000